Property, equipment and vehicles	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Property, equipment and vehicles

4. Property, equipment and vehicles

Cost:	Land	Plant	Mining Equipment	Vehicles	Total

Balance, December 31,2023	1,208,949	2,132,511	6,470,078	133,308	9,944,846

Additions	687,343	252,176	1,657,565		2,597,084
Balance, December 31,2024	1,896,292	2,384,687	8,127,643	133,308	12,541,930

Additions	-	220,354	3,615,543	-	3,835,897
Retirement	-	-	(1,190,202)	-	(1,190,202)
Balance, December 31,2025	1,896,292	2,585,041	10,552,984	133,308	15,167,626

Depreciation:
Balance, December 31,2023		71,907	323,504	85,103	480,514

Charge for the year		454,171	2,135,235	36,102	2,625,508
Balance, December 31,2024		526,078	2,458,739	121,205	3,106,022
Additions		500,782	3,733,833	12,103	4,246,718	(2)
Retirement		-	(715,329)	-	(715,329	)(2)
Balance, December 31,2025		1,026,860	5,477,243	133,308	6,637,411

Net book value:
Balance, December 31,2023	1,208,949	2,060,604	6,146,574	48,206	9,464,332	(1)
Balance, December 31,2024	1,896,292	1,858,609	5,668,904	12,103	9,435,908
Balance, December 31,2025	1,896,292	1,558,181	5,075,742	-	8,530,215

(1)	The difference from the balance at the end of 2023 is $1,235, which is caused by a different depreciation method from the reclassification of a $24,700 fixed asset.
(2)	The depreciation of $3,531,389 includes the depreciation from site and miners ($3,519,286) and the depreciation from vehicles ($12,103). The vehicles depreciation are included in administrative expenses due to office purposes.

ABITS GROUP INC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS